Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Information
Derivative financial instruments

34.Derivative financial instruments

The fair value of derivative financial instruments at 31 December 2025 and 2024 are attributable to the following:

	31 December 2025		31 December 2024
	Assets	Liabilities	Assets	Liabilities
Held for trading	1,728,869	(1,532,645)	2,571,151	(656,192)
Net interest accrual income/ expense	50,410	-	103,126	7,664
	1,779,279	(1,532,645)	2,674,277	(648,528)

34.Derivative financial instruments (continued)

Held for trading

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2025 and 2024 are as follows:

31 December 2025
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Cross currency swap contracts
TRY	21,774	RMB	33,696	165,858	April 2026
EUR	84,980	USD	100,000	50,808	January 2032
Currency Forward Contracts
USD	706,000	TRY	31,166,880	585,444	April 2026
Currency Swap
USD	14,110	RMB	100,000	8,458	January 2026
Participating cross currency swap contracts
TRY	155,335	EUR	26,169	178,666	April 2026
TRY	218,682	USD	38,247	267,744	April 2026
Interest swap contracts
USD	563,032	USD	563,032	471,891	April 2026 - April 2033
Total derivative financial assets held for trading				1,728,869

31 December 2024
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Cross currency swap contracts
TRY	30,920	USD	4,000	148,750	November 2025
TRY	43,386	CNY	67,141	358,574	April 2026
Currency Forward Contracts
USD	107,500	TRY	5,101,275	371,558	February 2025 - December 2025
EUR	10,000	TRY	534,373	45,151	November 2025
Currency Swap
EUR	22,343	CNY	170,006	42,143	February 2025
Participating cross currency swap contracts
TRY	756,826	EUR	136,499	874,329	October 2025 - April 2026
TRY	547,821	USD	91,894	634,001	November 2025 - April 2026
Interest swap contracts
USD	82,171	USD	82,171	96,645	April 2026 - April 2033
Total derivative financial assets held for trading				2,571,151

34.Derivative financial instruments (continued)

Held for trading (continued)

31 December 2025
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Currency Forward Contracts
TRY	29,964,478	USD	681,000	(501,452)	January 2026 - April 2026
TRY	1,955,265	EUR	39,000	(17,949)	March 2026 - November 2026
Currency Swap
TRY	26,137,244	USD	570,000	(917,163)	January 2026 - March 2026
Participating cross currency swap contracts
TRY	21,002	USD	3,355	(31,548)	April 2026
Options contracts
TRY	1,059,000	USD	25,000	(47,271)	February 2026
EUR	15,000	EUR	15,000	(65)	January 2026
Cross currency swap contracts
EUR	86,022	USD	100,000	(17,197)	January 2032
Total derivative financial liabilities held for trading				(1,532,645)

31 December 2024
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Currency Forward Contracts
TRY	11,900,200	USD	297,500	(451,776)	January 2025 - December 2025
Currency Swap
USD	16,750	CNY	120,943	(7,749)	February 2025
USD	10,822	EUR	10,103	(12,563)	January 2025
Participating cross currency swap contracts
TRY	92,134	EUR	20,040	(137,035)	April 2026
Options contracts
TRY	500,000	EUR	10,000	(46,193)	November 2025
Interest swap contracts
USD	26,740	USD	26,740	(876)	April 2026
Total derivative financial liabilities held for trading				(656,192)

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management

Fair value

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication of the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts	Level 2	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date

In the valuation of participating cross currency swap contracts, the Group uses bid prices in the bid- ask price range that were considered the most appropriate instead of mid prices. Using bid prices instead of mid ranges, has no impact on carried values as of 31 December 2025. (31 December 2024: None)

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Company started to apply hedge accounting for existing participating cross currency swap and cross currency swap transactions in accordance with IFRS 9 hedge accounting requirement.

The Company’s bank loans are designated as hedging instruments against the spot foreign exchange rate risk (USD/TL) associated with highly probable electricity sales. In this context, the Group started to apply cash flow hedge accounting effective from 10 September 2021. The amount of loans associated within this scope amounted to USD 3,003 as of 31 December 2025. The after-tax foreign exchange gain and loss recognized under “cash flow hedges” in the statement of other comprehensive income of 2025.

The Company’s lease liabilities are designated as hedging instruments against the spot foreign exchange rate risk (EUR/TL) associated with highly probable EUR telecommunication revenues. In this context, the Group started to apply cash flow hedge accounting effective from 1 October 2021. The amount of lease liabilities associated within this scope amounted to EUR 6,226 as of 31 December 2025. The after- tax foreign exchange gain and loss recognized under “cash flow hedges” in the statement of other comprehensive income of 2025.

The Group has designated certain bank loans as hedging instruments against the EUR/TRY spot exchange rate risk to which it is exposed, due to highly probable forecasted Euro telecommunication revenues, and has applied cash flow hedge accounting as of 2024. Within this scope, the outstanding balance of the loans designated under the hedging relationship amounted to EUR 39,721 as of 31 December 2025.

The Company designated EUR 56,576 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira. The after-tax foreign exchange loss recognized under “hedges of net investments in foreign operation” in the statement of other comprehensive income of 2025 in the scope of net investment hedge amounted to TL 1,508,989 (2024: TL 1,602,168).

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps.

Cash flow sensitivity analysis for variable-rate instruments

A reasonable potential change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2025
Variable rate instruments (financial liability)	1,256,743	(1,256,743)	-	-
Cash flow sensitivity (net)	1,256,743	(1,256,743)	-	-
31 December 2024
Variable rate instruments (financial liability)	1,856,389	(1,856,389)	-	-
Cash flow sensitivity (net)	1,856,389	(1,856,389)	-	-